Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2025
Financial instruments [Abstract]
Marketable Securities
As at March 31, 2025, the Company held the following marketable securities:

Financial asset hierarchy level	Level 1

FVTPL
$
Balance, March 31, 2023	—
Additions	5,025
Disposals	(2,179)
Unrealized gain on changes in fair value	1,190
Balance, March 31, 2024	4,036
Additions	554
Disposals	(4,700)
Realized gain on disposal	664
Balance, March 31, 2025	554